Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income	$ 9,750,046	$ 7,903,611	$ 8,695,784
Accretion of convertible redeemable preferred shares	(160,000)	(135,781)
Net income attributable to Able View Global Inc’s preferred shareholders	(148,701)	(120,446)
Net income attributable to Able View Global Inc’s ordinary shareholders	$ 9,441,345	$ 7,647,384	$ 8,695,784
Earnings per share – basic (in Dollars per share)	$ 0.24	$ 0.2	$ 0.23
Weighted average shares – basic (in Shares)	39,454,997	37,732,310	37,732,310